Fair Value Measurement - Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Fair value	₽ 424,871	₽ 419,399
Carrying amount	481,543	482,007
Other current financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Carrying amount	734
Level 3 of fair value hierarchy [member] | Other non-current financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	33,854	25,772
Carrying amount	40,916	36,198
Level 3 of fair value hierarchy [member] | Floating interest rate [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	355,794	357,782
Carrying amount	402,024	407,015
Level 3 of fair value hierarchy [member] | Fixed interest rate [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	20,505	23,105
Carrying amount	23,110	24,077
Level 1 of fair value hierarchy [member] | Bond [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	13,984	12,740
Carrying amount	14,759	₽ 14,717
Level 2 of fair value hierarchy [member] | Other current financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	734
Carrying amount	₽ 734